FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Disclosure of Liquidity Risk (Details) - CAD ($)	May 31, 2026	May 31, 2025
Disclosure of detailed information about financial instruments [line items]
Trade payables and other current liabilities	$ 707,067	$ 468,037
Lease liability	484,755	$ 170,953
Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and other current liabilities	707,067
Lease liability	484,755
Total expected maturities	1,191,822
Liquidity Risk [Member] | Due Prior to 2027 [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and other current liabilities	707,067
Lease liability	89,436
Total expected maturities	796,503
Liquidity Risk [Member] | Due Prior to 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and other current liabilities	0
Lease liability	97,237
Total expected maturities	97,237
Liquidity Risk [Member] | Due Prior to 2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and other current liabilities	0
Lease liability	105,254
Total expected maturities	105,254
Liquidity Risk [Member] | Due Prior to 2030 [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and other current liabilities	0
Lease liability	118,085
Total expected maturities	118,085
Liquidity Risk [Member] | Due Prior to 2031 [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and other current liabilities	0
Lease liability	74,743
Total expected maturities	$ 74,743